SEGMENT REPORTING	9 Months Ended
Sep. 30, 2025
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 15 –SEGMENT REPORTING

As of September 30, 2025 the Company operated in two business segments: Dynamic Aero Systems, a developer and OEM of UAVs, and Dynamic Deliveries, a developer of autonomous mesh logistics networks. The Company evaluates performance and allocates resources based on profit or loss from operations before income taxes. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

Segment information for the three months ended September 30, 2025, was as follows:

	Three Months Ended September 30, 2025
	Dynamic Aerospace Systems	Dynamic Deliveries	Total
Revenue
Revenue	$-	$-	$-

Operating Expenses
Professional fees	410,999	13,751	424,750
Salaries	177,614	-	177,614
Depreciation and Amortization	66,231	28,263	94,494
Other general and administrative costs	397,700	9,634	407,334
Total Operating Expenses	1,052,544	51,648	1,104,192

Loss from operations	$(1,052,544)	$(51,648)	$(1,104,192)

Segment information for the nine months ended September 30, 2025, was as follows:

	Nine Months Ended September 30, 2025
	Dynamic Aerospace Systems	Dynamic Deliveries	Total
Revenue
Revenue	$-	$-	$-

Operating Expenses
Professional fees	867,096	64,027	931,123
Salaries	177,614	-	177,614
Depreciation and Amortization	132,462	56,526	188,988
Other general and administrative costs	594,887	18,043	612,930
Total Operating Expenses	1,772,059	138,596	1,910,655

Loss from operations	$(1,772,059)	$(138,596)	$(1,910,655)

Identifiable Assets
Identifiable assets as of September 30, 2025	$4,603,770	$11,721,146	$16,324,916
Identifiable assets as of December 31, 2024	$-	$-	$237

Segment information for the three and nine months ended September 30, 2024, was the same as consolidated operations as the Company had not yet established the Dynamic Aero Systems and Dynamic Deliveries segments, which were initiated upon the acquisition of the Vayu Assets and GAC Assets on April 2, 2025. As such, the Company operated as one segment in the three and nine months ended September 30, 2024.